MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 14, 2018	May 31, 2018	May 31, 2019	May 31, 2018	Aug. 31, 2018
Statements [Line Items]
Gain on fair value of marketable securities		$ (692)	$ 609	$ (692)
RBPlats [Member]
Statements [Line Items]
Number of equity instruments received					4,524,279
Amount received on shares sold	$ 7,800
Gain on fair value of marketable securities			$ 609